STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .7%
General Motors Co.	45,092		2,021,925
Banks - 3.3%
Bank of America Corp.	45,841		1,818,971
Citigroup, Inc.	29,119		1,822,849
First Horizon Corp.	89,157		1,384,608
JPMorgan Chase & Co.	20,847		4,395,798
			9,422,226
Capital Goods - 10.2%
3M Co.	13,606		1,859,940
AMETEK, Inc.	11,441		1,964,534
GE Vernova, Inc.	11,871	[a]	3,026,868
Howmet Aerospace, Inc.	41,572		4,167,593
Hubbell, Inc.	10,574		4,529,373
Ingersoll Rand, Inc.	38,313		3,760,804
Johnson Controls International PLC	43,317		3,361,832
L3Harris Technologies, Inc.	15,455		3,676,281
Trane Technologies PLC	6,501		2,527,134
			28,874,359
Commercial & Professional Services - .9%
Veralto Corp.	23,615		2,641,574
Consumer Discretionary Distribution & Retail - 5.7%
Amazon.com, Inc.	76,056	[a]	14,171,514
Chewy, Inc., Cl. A	72,948	[a]	2,136,647
			16,308,161
Consumer Durables & Apparel - .4%
Lululemon Athletica, Inc.	3,708	[a]	1,006,166
Consumer Services - .9%
Las Vegas Sands Corp.	48,632		2,448,135
Energy - 4.4%
ConocoPhillips	28,368		2,986,583
EQT Corp.	81,680		2,992,755
Marathon Petroleum Corp.	9,153		1,491,115
Phillips 66	14,602		1,919,433
Schlumberger NV	74,516		3,125,946
			12,515,832
Financial Services - 6.6%
Berkshire Hathaway, Inc., Cl. B	15,139	[a]	6,967,876
Block, Inc.	32,962	[a]	2,212,739
CME Group, Inc.	22,879		5,048,251
The Goldman Sachs Group, Inc.	5,651		2,797,867
Voya Financial, Inc.	22,580		1,788,788
			18,815,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food, Beverage & Tobacco - .9%
Celsius Holdings, Inc.	29,669	[a]	930,419
Philip Morris International, Inc.	13,618		1,653,225
			2,583,644
Health Care Equipment & Services - 9.8%
Alcon, Inc.	22,650		2,266,585
Align Technology, Inc.	8,943	[a]	2,274,384
Baxter International, Inc.	35,116		1,333,355
Becton, Dickinson and Co.	20,099		4,845,869
DexCom, Inc.	18,045	[a]	1,209,737
Intuitive Surgical, Inc.	6,486	[a]	3,186,377
Labcorp Holdings, Inc.	9,995		2,233,683
Medtronic PLC	55,535		4,999,816
UnitedHealth Group, Inc.	9,370		5,478,452
			27,828,258
Household & Personal Products - .8%
Kenvue, Inc.	92,020		2,128,423
Insurance - 4.2%
American International Group, Inc.	20,080		1,470,458
Aon PLC, Cl. A	4,775		1,652,102
RenaissanceRe Holdings Ltd.	11,914		3,245,374
The Allstate Corp.	21,024		3,987,202
Willis Towers Watson PLC	5,381		1,584,866
			11,940,002
Materials - 3.2%
CRH PLC	27,886		2,586,148
Freeport-McMoRan, Inc.	65,887		3,289,079
International Paper Co.	31,049		1,516,744
Newmont Corp.	30,202		1,614,297
			9,006,268
Media & Entertainment - 8.0%
Alphabet, Inc., Cl. A	96,137		15,944,321
Netflix, Inc.	2,453	[a]	1,739,839
Omnicom Group, Inc.	29,522		3,052,280
The Walt Disney Company	21,476		2,065,776
			22,802,216
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Bio-Techne Corp.	19,567		1,563,990
Bristol-Myers Squibb Co.	40,134		2,076,533
Danaher Corp.	20,238		5,626,569
Illumina, Inc.	15,990	[a]	2,085,256
Repligen Corp.	13,227	[a]	1,968,442
Sanofi SA, ADR	63,454		3,656,854
Sarepta Therapeutics, Inc.	17,832	[a]	2,227,038
Zoetis, Inc.	12,345		2,411,966
			21,616,648

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate Management & Development - .8%
CoStar Group, Inc.		29,807	[a]	2,248,640
Semiconductors & Semiconductor Equipment - 9.0%
Applied Materials, Inc.		22,369		4,519,656
NVIDIA Corp.		173,349		21,051,503
				25,571,159
Software & Services - 9.7%
HubSpot, Inc.		5,726	[a]	3,043,942
Microsoft Corp.		48,867		21,027,470
Roper Technologies, Inc.		6,441		3,584,030
				27,655,442
Technology Hardware & Equipment - 7.1%
Apple, Inc.		69,732		16,247,556
Cisco Systems, Inc.		75,693		4,028,381
				20,275,937
Telecommunication Services - 2.0%
AT&T, Inc.		184,787		4,065,314
T-Mobile US, Inc.		8,049		1,660,992
				5,726,306
Transportation - .9%
Uber Technologies, Inc.		35,454	[a]	2,664,723
Utilities - 2.6%
Constellation Energy Corp.		16,435		4,273,429
Dominion Energy, Inc.		51,549		2,979,017
				7,252,446
Total Common Stocks (cost $203,690,961)				283,354,011
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $889,955)	4.95	889,955	[b]	889,955
Total Investments (cost $204,580,916)		100.0%		284,243,966
Liabilities, Less Cash and Receivables		(.0%)		(68,600)
Net Assets		100.0%		284,175,366

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	283,354,011	-	-	283,354,011
Investment Companies	889,955	-	-	889,955

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2024, accumulated net unrealized appreciation on investments was $79,663,050, consisting of $86,157,598 gross unrealized appreciation and $6,494,548 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.